UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December
31, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only
one.):
[  ] is a restatement.

[  ] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:

Name:
TT International
Address:
Moor House

120 London Wall

London EC2Y 5ET UK
13F File
Number:
28-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting
Manager:
Name:
Theresa Poy

Title:
Chief Compliance
Officer

Phone:
00 44 20 7509 1000

Signature,
Place,
and Date of
Signing:
Teresa Poy
London, UK
February 9, 2012
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for
this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:
Nil
Form 13F Information Table
Entry Total:
16
Form 13F Information Table
Value Total:
$100,691


List of Other Included
Managers:
Nil







FORM 13F INFORMATION TABLE












INVESTM
T
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
SHARES

DSCRETN
SOLE
SHARE
D
NONE


















ANGLOGOLD ASHANTI-SPON ADR
ADR
03512820
6
4913
119095
SOLE
97883
0
21212
BHP BILLITON PLC-ADR
ADR
08860618
1095
18770
SOLE
18770
0
0
CAPITAL ONE FINANCIAL CORP
Com
14040H10
5
1351
31947
SOLE
31947
0
0
DISCOVER FINANCIAL SERVICES
Com
25470910
8
1809
75412
SOLE
75412
0
0
FIFTH THIRD BANCORP
Com
31677310
0
1256
98745
SOLE
98745
0
0
GOODRICH CORP
Com
38238810
6
1841
14887
SOLE
14887
0
0
HANCOCK HOLDING CO
Com
41012010
9
1161
36323
SOLE
36323
0
0
HUNTINGTON BANCSHARES INC
Com
44615010
4
1385
252397
SOLE
252397
0
0
NETLOGIC MICROSYSTEMS INC
Com
64118B10
0
5650
114000
SOLE
114000
0
0
NEW YORK COMMUNITY BANCORP
Com
64929510
2
2214
178999
SOLE
178999
0
0
OCWEN FINANCIAL CORP
Com
67574630
9
1874
129444
SOLE
129444
0
0
PETROLEO BRASILEIRO S.A.-ADR
ADR
71654V40
8
8611
366601
SOLE
301355
0
65246
PNC FINANCIAL SERVICES GROUP
Com
69347510
5
3142
54496
SOLE
54496
0
0
QIAGEN N.V.
Com
N7248210
7
16758
121353
6
SOLE
121353
6
0
0
RYANAIR HOLDINGS PLC-SP ADR
ADR
78351310
4
40113
143983
0
SOLE
131858
0
0
121250
TELEF BRASIL
Com
87936R10
6
7368
269606
SOLE
221703
0
47903